Short Term Investments	12 Months Ended
Dec. 31, 2020
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Short Term Investments
NOTE 12: SHORT-TERM INVESTMENT
Given the level of market interest rates of corporate deposits of short-term maturities, the Group has reduced the amounts invested in short-term deposits over 2019 and has no investment in short-term deposits as of December 31, 2020 and 2019.